Allowance for Credit Losses - Allowance and Carrying Value by Portfolio Segment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired loans and troubled debt restructurings
Allowance for loan and lease losses	$ 1,225	$ 2,087
Carrying value	28,967	36,585
Allowance as a percentage of carrying value	4.23%	5.70%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	11,542	12,848
Carrying value	822,974	856,341
Allowance as a percentage of carrying value	1.40%	1.50%
Purchased credit-impaired loans
Carrying value gross of valuation allowance	20,769	25,265
Valuation allowance as a percentage of carrying value	7.95%	9.87%
Total
Allowance for loan and lease losses	14,419	17,428	24,179	33,783
Carrying value	872,710	918,191
Allowance as a percentage of carrying value	1.65%	1.90%
Loans and leases, measured at fair value	8,681	10,042
Consumer Real Estate
Impaired loans and troubled debt restructurings
Allowance for loan and lease losses	727	1,231
Carrying value	25,628	31,458
Allowance as a percentage of carrying value	2.84%	3.91%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	3,556	4,794
Carrying value	255,525	285,015
Allowance as a percentage of carrying value	1.39%	1.68%
Purchased credit-impaired loans
Valuation allowance	1,652	2,493
Carrying value gross of valuation allowance	20,769	25,265
Valuation allowance as a percentage of carrying value	7.95%	9.87%
Total
Allowance for loan and lease losses	5,935	8,518	14,933	21,079
Carrying value	301,922	341,738
Allowance as a percentage of carrying value	1.97%	2.49%
Credit card and other consumer
Impaired loans and troubled debt restructurings
Allowance for loan and lease losses	339	579
Carrying value	1,141	2,079
Allowance as a percentage of carrying value	29.71%	27.85%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	3,708	4,326
Carrying value	183,430	185,969
Allowance as a percentage of carrying value	2.02%	2.33%
Total
Allowance for loan and lease losses	4,047	4,905	6,140	8,569
Carrying value	184,571	188,048
Allowance as a percentage of carrying value	2.19%	2.61%
Commercial
Impaired loans and troubled debt restructurings
Allowance for loan and lease losses	159	277
Carrying value	2,198	3,048
Allowance as a percentage of carrying value	7.23%	9.09%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	4,278	3,728
Carrying value	384,019	385,357
Allowance as a percentage of carrying value	1.11%	0.97%
Total
Allowance for loan and lease losses	4,437	4,005	3,106	4,135
Carrying value	386,217	388,405
Allowance as a percentage of carrying value	1.15%	1.03%
Loans and leases, measured at fair value	6,604	7,878
Commercial | United States
Total
Loans and leases, measured at fair value	1,900	1,500
Small Business Commercial Loan | United States
Total
Allowance for loan and lease losses	$ 35	$ 36